Fair Value Measurements - Fair Value of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurement on a Recurring Basis [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 980,710	$ 957,217
Quoted Market Prices of Identical Assets (Level1) [Member] | Short-term Marketable Securities [Member]
Assets
Fair value of assets	575,814	522,028
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Marketable Securities [Member]
Assets
Fair value of assets	394,291	422,706
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Debt Instruments [Member]
Assets
Fair value of assets	2,223	2,449
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Equity Instruments [Member]
Assets
Fair value of assets	8,382	10,034
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	7	808
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Assets
Fair value of assets	7	808
Liabilities
Fair value of liabilities	$ (281)	$ (281)